MATTHEWS INTERNATIONAL CORPORATION
Two NorthShore Center
Pittsburgh, PA  15212-5851

November 24, 2009

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549-1004

Re:  Commission File No.  0-09115

Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, transmitted herewith is the Annual Report on Form 10-K of the Registrant, Matthews International Corporation, for the period ended September 30, 2009.

Sincerely,

Steven F. Nicola

Steven F. Nicola
Chief Financial Officer,
 Secretary & Treasurer